Bank borrowings	12 Months Ended
Mar. 31, 2026
Bank borrowings
Bank borrowings
Bank borrowings
21.
Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Current portion:
Syndicated loan / revolving credit facility (i)(ii)	—	3,900
Short-term other borrowings (i)	22,562	24,324
	22,562	28,224
Non-current portion:
Syndicated loan / revolving credit facility (ii)(iii)	22,937	—
Long-term other borrowings (iii)	26,972	47,450
	49,909	47,450

(i)
As of March 31, 2025 and 2026, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 0.8% to 4.8% and 0.6% to 9.2% per annum, respectively. As of March 31, 2025 and 2026, the weighted average interest rate of these borrowings was 2.0% and 1.5% per annum, respectively. The borrowings are primarily denominated in RMB.
(ii)
As of March 31, 2025, the Company had a syndicated loan which was initially entered into with a group of eight lead arrangers. Following the partial repayment of US$830 million in January 2025, the size of the syndicated loan was reduced from US$4.0 billion to US$3.17 billion. In September 2025, the Company amended the loan facility and reduced the pricing terms from Secured Overnight Financing Rate (“SOFR”) plus 80 basis points to SOFR plus 66 basis points. Effective in November 2025, the facility was restructured as a revolving credit facility with ancillary facility arrangement. The drawdowns are permitted in both U.S. dollars and Hong Kong dollars, and RMB is also permitted for ancillary facility. The expiration date of the facility was extended from May 2028 to September 30, 2028, with an option to further extend to September 30, 2030. The interest rate of the credit facility was 66 basis points over SOFR or Hong Kong Interbank Offered Rate (“HIBOR”), and the margin will be 81 basis points for the optional extension period. In December 2025, the Company repaid the outstanding balance of US$3.17 billion under the revolving credit facility. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company during the years ended March 31, 2025 and 2026. As of March 31, 2026, the Company had a total outstanding borrowing amount of RMB3.9 billion under the ancillary facility arrangement by way of short-term loan facilities, and the unutilized commitment of this revolving credit facility was approximately US$2.6 billion.
(iii)
As of March 31, 2025 and 2026, the Company had long-term borrowings from banks with weighted average interest rates of 3.9% and 2.5% per annum, respectively. The borrowings are primarily denominated in RMB.

Certain other bank borrowings are collateralized by a pledge of certain buildings and property improvements, construction in progress and land use rights in the PRC, receivables and other treasury investments with carrying values of RMB30,213 million and RMB19,975 million, as of March 31, 2025 and 2026, respectively. As of March 31, 2026, the Company is in compliance with all covenants in relation to bank borrowings.

As of March 31, 2025 and 2026, the Company had a revolving credit facility provided by certain financial institutions which has not yet been drawn down. In September 2025, the Company amended the terms of the revolving credit facility agreement. The size of the credit facility was amended from US$6.5 billion to US$3.33 billion and the utilization currency was also amended from U.S. dollar only to both U.S. dollar and Hong Kong dollar. The interest rate on any outstanding utilized amount under this credit facility was adjusted from SOFR with a credit adjustment spread plus 80 basis points to SOFR or HIBOR plus 66 basis points. The expiration date of the credit facility was extended from June 24, 2026 to September 30, 2028, with an option to further extend to September 30, 2030 and the margin will be 81 basis points for the optional extension period.

21.
Bank borrowings (Continued)

As of March 31, 2026, the future principal payments for the Company’s borrowings were as follows:

Principal amounts
RMB
(in millions)
Within 1 year	28,224
Between 1 to 2 years	1,453
Between 2 to 3 years	4,849
Between 3 to 4 years	5,420
Between 4 to 5 years	26,951
Beyond 5 years	8,777
75,674